Stock Options and Stock Appreciation Rights - SARs (Details) - Stock Appreciation Rights - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022
Stock option details
Shares available for future grants	750,000
Maximum exercisable period for granted share-based compensation	10 years
Number of rights issued		502,250
Base value of units issued (per unit)		$ 39.95
Vesting period	8 years
SARs
Granted		502,250
Foreited		13,000
Outstanding ending balance		489,250
Weighted average exercise price
Weighted average exercise price, granted (per share)		$ 39.95
Weighted average exercise price, forfeited (per share)		39.33
Weighted average exercise price, ending balance (per share)		$ 39.35
Aggregate intrinsic value
Aggregate intrinsic value		$ 3,136,000
Weighted average remaining contractual term (years)		9 years 6 months
Fair Value of Liability		$ 546,000
Stock-based compensation expense		$ 546,000